Short-term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Schedule of Investments [Line Items]
Short-term investments	$ 22,118	$ 17,073
Held-to-maturity securities
Schedule of Investments [Line Items]
Short-term investments	1,517	2,634
Available-for-sale securities
Schedule of Investments [Line Items]
Short-term investments	$ 20,601	$ 14,439